Alfred Ayensu-Ghartey

Vice President and

Associate General Counsel

(212) 314-2777

Fax: 212-314-3959

March 4, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account I (the “Account”) Registration No.:
	333-17633 and 811-02581	The Champion SP-1 Basic Policy Expanded Policy

Equitable Financial, on behalf of Registrant, has sent to contract owners the annual report, for the period ended December 31, 2023, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	EQ Advisors Trust – underlying funds:

EQ/Common Stock Index

EQ/Core Plus Bond

EQ/Equity 500 Index

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/Large Cap Value Managed Volatility

EQ/Moderate Allocation

EQ/Money Market

EQ/Quality Bond PLUS

Multimanager Aggressive Equity

Equitable Financial understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY (“EQUITABLE FINANCIAL”)

1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105